Segment Information (Details) - Schedule of non-current assets by geographic location. - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
total non-current assets	£ 264,396	£ 544,691
UK [Member]
Non-current assets
total non-current assets	262,541	496,245
EU [Member]
Non-current assets
total non-current assets	£ 1,855	£ 48,446